INVESTMENT SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 27, 2010
Investment Holdings [Line Items]
Held to Maturity, Amortized Cost	$ 31,881	$ 38,786	$ 35,364	$ 151
Held-to-maturity Securities, Unrecognized Unrealized Gain	618	1,380	688
Held-to-maturity Securities, Unrecognized Unrealized Loss	(352)	(36)	(240)
Held to Maturity, Estimated Market Value	32,147	40,130	35,812
Available for Sale, Amortized Cost	413,813	391,051	351,161
Available-for-sale Securities, Gross Unrealized Gain, Total	3,519	7,227	8,114
Available-for-sale Securities, Gross Unrealized Loss, Total	(13,892)	(4,511)	(4,376)
Available For Sale, Estimated Market Value	403,440	393,767	354,899
Obligations of U.S. Government Agencies [Member]
Investment Holdings [Line Items]
Available for Sale, Amortized Cost	271,737	222,099	161,483
Available-for-sale Securities, Gross Unrealized Gain, Total	1,708	3,442	4,071
Available-for-sale Securities, Gross Unrealized Loss, Total	(8,771)	(90)	(22)
Available For Sale, Estimated Market Value	264,674	225,451	165,532
Mortgage Backed Securities issued by U.S. Government Agencies [Member]
Investment Holdings [Line Items]
Available for Sale, Amortized Cost	102,497	127,082	156,883
Available-for-sale Securities, Gross Unrealized Gain, Total	1,284	2,826	3,320
Available-for-sale Securities, Gross Unrealized Loss, Total	(1,235)	(90)	(35)
Available For Sale, Estimated Market Value	102,546	129,818	160,168
Obligations of States and Political Subdivisions [Member]
Investment Holdings [Line Items]
Held to Maturity, Amortized Cost	31,381	38,286	35,364
Held-to-maturity Securities, Unrecognized Unrealized Gain	618	1,380	688
Held-to-maturity Securities, Unrecognized Unrealized Loss	(352)	(36)	(240)
Held to Maturity, Estimated Market Value	31,647	39,630	35,812
Available for Sale, Amortized Cost	15,519	17,804	14,616
Available-for-sale Securities, Gross Unrealized Gain, Total	314	630	567
Available-for-sale Securities, Gross Unrealized Loss, Total	(121)	(64)	(5)
Available For Sale, Estimated Market Value	15,712	18,370	15,178
Trust Preferred CDO Securities [Member]
Investment Holdings [Line Items]
Available for Sale, Amortized Cost	9,513	9,525	9,542
Available-for-sale Securities, Gross Unrealized Gain, Total	0	0	0
Available-for-sale Securities, Gross Unrealized Loss, Total	(3,652)	(4,119)	(4,075)
Available For Sale, Estimated Market Value	5,861	5,406	5,467
Corporate Debt Securities [Member]
Investment Holdings [Line Items]
Held to Maturity, Amortized Cost	500	500
Held-to-maturity Securities, Unrecognized Unrealized Gain	0	0
Held-to-maturity Securities, Unrecognized Unrealized Loss	0	0
Held to Maturity, Estimated Market Value	500	500
Available for Sale, Amortized Cost	11,967	11,961	6,070
Available-for-sale Securities, Gross Unrealized Gain, Total	135	156	0
Available-for-sale Securities, Gross Unrealized Loss, Total	(32)	(40)	(91)
Available For Sale, Estimated Market Value	12,070	12,077	5,979
Equity Securities [Member]
Investment Holdings [Line Items]
Available for Sale, Amortized Cost	2,580	2,580	2,567
Available-for-sale Securities, Gross Unrealized Gain, Total	78	173	156
Available-for-sale Securities, Gross Unrealized Loss, Total	(81)	(108)	(148)
Available For Sale, Estimated Market Value	$ 2,577	$ 2,645	$ 2,575